UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-05631

Lee Financial Mutual Fund, Inc.

(Exact name of registrant as specified in charter)

3113 Olu Street
Honolulu, HI 96816

(Address of principal executive offices) (Zip code)

Jillian L. Bosmann

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite #2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant's telephone number, including area code: (808) 988-8088

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

HAWAII MUNICIPAL FUND

SURFX

SEMI-ANNUAL REPORT

(Unaudited)

March 31, 2023

HAWAII MUNICIPAL FUND

EXPENSE EXAMPLE

March 31, 2023 (Unaudited)

YOUR FUND’S EXPENSES

As a Fund shareholder, you can incur the following costs:

●	Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, the $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account Value 10/01/22	Ending Account Value 03/31/23	Expenses Paid During Period* 10/01/22 - 03/31/23
Hawaii Municipal Fund Investor Class
Actual	$ 1,000.00	$ 1,058.50	$ 4.98
Hypothetical	$ 1,000.00	$ 1,020.09	$ 4.89

*

Expenses are equal to the annualized expense ratio (0.97%), which is net of fee reductions, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS — 98.5%
	GENERAL OBLIGATION — 19.5%
	APPROPRIATION — 19.5%
	City & County of Honolulu
$555,000	5.000%, 10/1/2029	$588,919
1,000,000	4.000%, 7/1/2033	1,096,381
1,000,000	3.000%, 7/1/2035	980,798
1,745,000	4.000%, 7/1/2036	1,825,748
1,200,000	4.000%, 9/1/2037	1,226,621
1,400,000	5.000%, 10/1/2037	1,462,411
500,000	5.000%, 7/1/2038	561,293
1,355,000	4.000%, 8/1/2039	1,380,288
1,100,000	5.000%, 9/1/2042	1,187,412
500,000	4.000%, 9/1/2043	502,647
1,000,000	4.000%, 7/1/2044	1,002,808
1,000,000	5.000%, 8/1/2044	1,087,106
	County of Hawaii
1,025,000	5.000%, 9/1/2027	1,101,532
800,000	4.000%, 9/1/2031	844,530
460,000	5.000%, 9/1/2032	490,866
500,000	5.000%, 9/1/2033	547,143
1,500,000	4.000%, 9/1/2038	1,537,584
1,500,000	4.000%, 9/1/2040	1,514,094
	County of Maui
1,000,000	5.000%, 9/1/2023	1,009,976
3,000,000	2.125%, 6/1/2024	2,982,168
1,000,000	4.000%, 9/1/2028	1,032,704
675,000	4.000%, 3/1/2037	702,359
	State of Hawaii
2,000,000	5.000%, 8/1/2030	2,062,440
1,000,000	4.000%, 5/1/2036	1,026,572
		27,754,400
	TOTAL GENERAL OBLIGATION	27,754,400

	REVENUE BONDS — 79.0%
	APPROPRIATION — 8.5%
	Kauai County Community Facilities District
1,300,000	5.000%, 5/15/2049	1,301,964
1,000,000	5.000%, 5/15/2051	979,246

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

March 31, 2023 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	APPROPRIATION (Continued)
	State of Hawaii Airports System Revenue
$1,000,000	5.000%, 8/1/2023[1]	$1,005,145
1,420,000	5.250%, 8/1/2024[1]	1,428,602
2,570,000	5.250%, 8/1/2026[1]	2,584,264
1,000,000	5.000%, 8/1/2027[1]	1,004,217
	State of Hawaii Department of Hawaiian Home Lands
680,000	5.000%, 11/1/2029	752,403
600,000	5.000%, 4/1/2030	649,738
500,000	5.000%, 11/1/2030	552,554
800,000	5.000%, 4/1/2031	864,117
350,000	5.000%, 11/1/2031	386,151
550,000	5.000%, 4/1/2032	593,218
		12,101,619
	EDUCATION — 6.7%
	State of Hawaii Department of Budget & Finance
275,000	4.000%, 1/1/2025	276,032
665,000	4.000%, 1/1/2027	672,992
350,000	4.000%, 1/1/2028	355,153
270,000	4.000%, 1/1/2032	272,819
435,000	3.000%, 1/1/2034	389,224
600,000	3.000%, 1/1/2035	529,408
585,000	3.000%, 1/1/2036	504,705
	University of Hawaii
2,000,000	5.000%, 10/1/2029	2,157,600
1,200,000	5.000%, 10/1/2030	1,292,065
1,600,000	5.000%, 10/1/2031	1,717,226
655,000	5.000%, 10/1/2034	718,472
750,000	3.000%, 10/1/2036	702,443
		9,588,139
	HEALTHCARE — 6.8%
	State of Hawaii Department of Budget & Finance
6,185,000	5.000%, 7/1/2035	6,434,515
590,000	5.500%, 7/1/2038	592,455
2,600,000	5.500%, 7/1/2043	2,609,802
		9,636,772

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

March 31, 2023 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	HOUSING — 9.9%
	Hawaii Housing Finance & Development Corp.
$115,000	3.300%, 1/1/2026	$115,027
2,430,000	4.750%, 10/1/2027	2,461,835
3,000,000	4.950%, 4/1/2029	3,061,368
4,035,000	3.750%, 1/1/2031	4,036,945
4,505,000	4.000%, 9/1/2033	4,508,581
		14,183,756
	SPECIAL TAX — 8.3%
	State of Hawaii Department of Budget & Finance
790,000	4.000%, 3/1/2037[1]	762,904
12,920,000	3.200%, 7/1/2039	11,004,106
		11,767,010
	TRANSPORTATION — 21.0%
	State of Hawaii Airports System Revenue
1,000,000	5.000%, 7/1/2035[1]	1,065,766
1,000,000	5.000%, 7/1/2037[1]	1,094,367
1,000,000	4.000%, 7/1/2041[1]	968,166
750,000	5.000%, 7/1/2041[1]	760,861
1,735,000	5.000%, 7/1/2043[1]	1,796,997
7,335,000	5.000%, 7/1/2045[1]	7,420,137
2,600,000	5.000%, 7/1/2048[1]	2,678,052
	State of Hawaii Harbor System Revenue
1,095,000	4.000%, 7/1/2033[1]	1,134,063
1,000,000	4.000%, 7/1/2037	1,026,773
1,150,000	4.000%, 7/1/2039	1,165,047
3,805,000	4.000%, 7/1/2040	3,827,868
	State of Hawaii State Highway Fund
1,250,000	4.000%, 1/1/2034	1,291,986
1,360,000	4.000%, 1/1/2035	1,398,277
425,000	5.000%, 1/1/2036	474,017
2,200,000	5.000%, 1/1/2040	2,463,683
1,245,000	5.000%, 1/1/2041	1,388,298
		29,954,358

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

March 31, 2023 (Unaudited)

Par Value		Value
	HAWAII MUNICIPAL BONDS (Continued)
	REVENUE BONDS (Continued)
	WATER & SEWER — 17.8%
	City & County of Honolulu Wastewater System Revenue
$1,520,000	5.000%, 7/1/2036	$1,614,878
1,960,000	4.000%, 7/1/2037	2,009,027
2,000,000	4.000%, 7/1/2038	2,034,942
1,000,000	4.000%, 7/1/2038	1,021,862
1,750,000	4.000%, 7/1/2039	1,773,000
5,000,000	4.000%, 7/1/2044	5,000,985
2,990,000	4.000%, 7/1/2049	2,917,089
2,175,000	5.000%, 7/1/2049	2,342,503
	Honolulu City & County Board of Water Supply
1,000,000	5.000%, 7/1/2028	1,133,037
1,470,000	5.000%, 7/1/2029	1,700,420
1,545,000	5.000%, 7/1/2030	1,818,481
2,035,000	4.000%, 7/1/2046	2,037,957
		25,404,181
	TOTAL REVENUE BONDS	112,635,835
	TOTAL HAWAII MUNICIPAL BONDS
	(Cost $147,441,016)	140,390,235

	TOTAL INVESTMENTS — 98.5%
	(Cost $147,441,016)	140,390,235
	Other Assets in Excess of Liabilities — 1.5%	2,150,123
	TOTAL NET ASSETS — 100.0%	$142,540,358

[1]	Securities that are subject to alternative minimum tax represent 16.63% of the Fund’s net assets.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

SUMMARY OF INVESTMENTS

March 31, 2023 (Unaudited)

Municipal Issuance/Industry Type	Percent of Total Net Assets
Hawaii Municipal Bonds
General Obligation
Appropriation	19.5%
Revenue Bonds
Appropriation	8.5%
Education	6.7%
Healthcare	6.8%
Housing	9.9%
Special Tax	8.3%
Transportation	21.0%
Water & Sewer	17.8%
Total Hawaii Municipal Bonds	98.5%

Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Total Net Assets	100.0%

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $147,441,016) (Note 1 (A))	$140,390,235
Cash	760,448
Receivables:
Interest	1,575,860
Prepaid expenses	13,784
Total assets	142,740,327

Liabilities:
Payables:
Management fees	60,324
Distributions to shareholders	53,505
Audit and tax fees	16,173
Distribution fees	14,478
Accounting fees	8,915
Transfer Agent fees	7,239
Shareholder Servicing fees	6,032
Administration fees	6,032
Chief Compliance Officer fees	5,930
Custody fees	4,470
Fund shares redeemed	4,304
Accrued other expenses	12,567
Total liabilities	199,969
Net Assets	$142,540,358

Components of Net Assets:
Paid-in capital (par value of $0.01 per share, 40,000,000 shares authorized)	$150,715,714
Total accumulated deficit	(8,175,356)
Net Assets	$142,540,358

Shares of beneficial interest issued and outstanding	13,931,924
Net asset value, offering, and redemption price per share	$10.23

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

Investment Income:
Interest	$2,095,331
Total investment income	2,095,331

Expenses:
Management fees (Note 2)	355,038
Distribution fees (Notes 2 and 3)	85,209
Transfer Agent fees (Note 2)	42,604
Shareholder Servicing fees (Note 2)	35,504
Administration fees (Note 2)	35,504
Chief Compliance Officer fees (Note 2)	34,834
Accounting fees	26,035
Legal fees	18,877
Audit and tax fees	16,173
Insurance fees	8,873
Custody fees	8,275
Shareholder reporting fees	7,407
Transfer Agent out of pocket expenses	6,815
Miscellaneous expenses	6,325
Registration fees	5,462
Directors’ fees	2,837
Total expenses	695,772
Expense reductions (Note 5)	(6,205)
Net expenses	689,567
Net investment income	1,405,764

Realized and Unrealized Gain (Loss):
Net realized (loss) on security transactions	(673,060)
Net change in unrealized appreciation (depreciation) on investments	7,302,517
Net realized and unrealized gain	6,629,457

Net Increase in Net Assets from Operations	$8,035,221

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,405,764	$2,783,026
Net realized loss on investments	(673,060)	(475,106)
Net change in unrealized appreciation (depreciation) on investments	7,302,517	(20,591,092)
Net increase (decrease) in net assets resulting from operations	8,035,221	(18,283,172)

Distributions to shareholders:
Total distributions to shareholders	(1,404,385)	(3,834,691)

Capital Transactions:
Net proceeds from shares sold	1,092,203	9,330,970
Reinvestment of distributions	1,061,059	2,902,985
Cost of shares redeemed	(7,016,196)	(15,206,947)
Net (decrease) in net assets from capital transactions	(4,862,934)	(2,972,992)
Total increase (decrease) in net assets	1,767,902	(25,090,855)

Net Assets:
Beginning of period	140,772,456	165,863,311
End of period	$142,540,358	$140,772,456

Capital Share Transactions:
Shares sold	108,791	865,306
Shares reinvested	105,443	270,239
Shares redeemed	(701,487)	(1,433,287)
Net (decrease) in capital share transactions	(487,253)	(297,742)

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	For the Six Months Ended March 31, 2023	For the Year Ended September 30,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.76	$11.27	$11.31	$11.23	$10.83	$11.13
Income from Investment Operations:
Net investment income[1]	0.10	0.19	0.20	0.22	0.26	0.25
Net realized and unrealized gain (loss)	0.47	(1.44)	0.04	0.08	0.39	(0.30)
Total from investment operations	0.57	(1.25)	0.24	0.30	0.65	(0.05)

Less Distributions:
From net investment income	(0.10)	(0.19)	(0.20)	(0.22)	(0.25)	(0.25)
From net realized gain	—	(0.07)	(0.08)	—	—	—
Total distributions	(0.10)	(0.26)	(0.28)	(0.22)	(0.25)	(0.25)

Net asset value, end of period	$10.23	$9.76	$11.27	$11.31	$11.23	$10.83
Total return	5.85%[2]	(11.26)%	2.12%	2.67%	6.07%	(0.44)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$142,540	$140,772	$165,863	$162,373	$164,555	$161,725
Ratio of expenses to average net assets:
Before fee reduction	0.98%[3]	0.95%	0.95%	0.96%	0.98%	1.05%
After fee reduction	0.97%[3,4]	0.95%[4]	0.95%[4]	0.96%[4]	0.98%[4]	1.05%
Ratio of net investment income (loss) to average net assets:
Before fee reduction	1.97%[3]	1.79%	1.74%	1.97%	2.33%	2.30%
After fee reduction	1.98%[3,4]	1.79%[4]	1.74%[4]	1.97%[4]	2.33%[4]	2.30%
Portfolio turnover rate	9%[2]	9%	15%	18%	24%	10%

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Annualized.
[4]

Under an agreement with the Fund’s custodian bank, $6,205, $4,063, $401, $5,818 and $1,090 of custodian fees were paid by credits for cash balances during the six month period ended March 31, 2023, and the fiscal years ended September 30, 2022, 2021, 2020 and 2019, respectively. If not for the offset agreement, the assets could have been employed to produce income. See Note 5.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund (“Fund”) is a series of Lee Financial Mutual Fund, Inc. which is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. Lee Financial Mutual Fund, Inc. currently has one investment portfolio, the Fund, which is currently offering one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in a portfolio of investment grade municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities’ yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(A)	SECURITY VALUATION

Portfolio securities, that are fixed income securities, are valued by an independent pricing service using methodologies that it believes are appropriate, including actual market transactions, mean between bid and ask prices, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques designed to identify market values for such securities, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available or for which available prices are suspect will be valued at “fair value”. For these purposes, “fair value” means the price that the Investment Manager reasonably expects the Fund could receive from an arm’s-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in/out, changing an investment’s assigned level within the hierarchy.

The following is a description of the valuation techniques applied to the Fund’s major categories of financial instruments measured at fair value on a recurring basis:

Municipal bonds are categorized in Level 2 of the fair value hierarchy.

The following is a summary of the inputs used in valuing the Fund’s investments, as of March 31, 2023. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$140,390,235	$—	$140,390,235

There were no transfers in to and out of Levels 1 and 2 during the current period presented.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2023 (Unaudited)

(B)	FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required.

The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2023, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the Fund’s following fiscal year for tax purposes. The Fund did not have any post-October capital losses to defer.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

(D)	USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(E)	SHARE VALUATION

The net asset value per share for the Fund is determined by calculating the total value of the Fund’s assets, deducting its total liabilities and dividing the result by the number of shares outstanding.

(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Hawaii, Inc. (“LFG”) provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement, respectively. In accordance with the terms of the management agreement and of the administrative services agreement, LFG receives compensation at the annual rate of 0.50% and up to 0.10% of the Fund’s average daily net assets, respectively.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2023 (Unaudited)

The fees are listed on the statement of operations. For the six month period ended March 31, 2023, the Fund was allocated, and paid LFG, $34,834 of the Fund’s Chief Compliance Officer fee. Effective November 1, 2021, LFG delegated certain of its administrative duties and responsibilities to UMB Fund Services, Inc. as sub-administrator. LFG compensates UMB Fund Services, Inc. for its services as sub-administrator.

The Fund’s distributor, Lee Financial Securities, Inc. (“LFS”), a wholly-owned subsidiary of LFG, received $83,007 for costs incurred in connection with the sale of the Fund’s shares for the six month period ended March 31, 2023. (See Note 3).

Lee Financial Recordkeeping, Inc. (“LFR”), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of 0.06% of the Fund’s average daily net assets. LFR has delegated certain of its duties and responsibilities to UMB Fund Services, Inc. as sub-transfer agent. LFR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund’s directors. As compensation for these services, LFR receives a fee, computed daily and payable monthly, at an annualized rate of 0.05% of the Fund’s average daily net assets. The fees are listed on the statement of operations.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.

(3)	DISTRIBUTION COSTS

The Fund has adopted a distribution plan under Rule 12b-1 which allows the Fund to pay up to 0.25% per year of its average daily net assets for the sale and distribution of its shares and shareholder support services not otherwise provided by the Fund’s transfer agent. The fees are listed on the statement of operations.

(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $12,837,094 and $16,895,249, respectively, for the Fund during the six month period ended March 31, 2023.

(5)	CUSTODY CREDITS

Under an agreement with the Fund’s custodian bank, $6,205, $4,063, $401, $5,818 and $1,090 of custodian fees were paid by credits for cash balances during the six month period ended March 31, 2023, and the fiscal years ended September 30, 2022, 2021, 2020 and 2019, respectively. If not for the offset agreement, the assets could have been employed to produce income.

(6) FEDERAL INCOME TAXES

At March 31, 2023, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$147,450,022

Gross unrealized appreciation	571,880
Gross unrealized depreciation	(7,631,667)
Net unrealized appreciation (depreciation)	$(7,059,787)

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2023 (Unaudited)

The tax character of distributions paid for the Hawaii Municipal Fund during the years ended September 30, 2022 and 2021 were as follows:

	Exempt- Interest Dividends	Ordinary Income	Long Term Capital Gains	Total Distributions
2022	$2,783,268	$5,079	$1,046,344	$3,834,691
2021	$2,858,697	$63,570	$1,103,509	$4,025,776

The tax character of distributable earnings (accumulated deficit) for the Hawaii Municipal Fund at September 30, 2022 were as follows:

Undistributed Ordinary Exempt-Interest Income	Ordinary Income	Undistributed Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Gain/(Loss)*	Total Distributable Earnings (Accumulated Deficit)
$31,218	$—	$—	$(475,106)	$—	$(14,362,304)	$(14,806,192)

*	The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to wash sales.

At September 30, 2022, the Fund had accumulated capital loss carry forwards as follows:

	Short Term	Long Term	Total
Not Subject to Expiration	$475,106	$—	$475,106

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

(7) NEW ACCOUNTING PRONOUNCEMENTS OR REGULATORY UPDATES

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2023 (Unaudited)

“readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5. Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Board of Directors designated LFG as its valuation designee to perform fair value determinations.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

(8)	SUBSEQUENT EVENTS DISCLOSURE

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

HAWAII MUNICIPAL FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

Household Delivery of Shareholder Documents:

Only one Prospectus, Rule 30-e3 Notice, Annual and Semi-Annual Report (if requested) will be sent to shareholders with the same last name and address on their Fund account, unless you request multiple copies. If you would like to receive separate copies, please call us at (808) 988-8088. We will begin sending you additional copies within 30 days. If your shares are held through a service provider, please contact them directly.

Business Continuity Plan Summary Disclosure Statement:

Lee Financial Mutual Fund, Inc., Lee Financial Group Hawaii, Inc., Lee Financial Securities, Inc. and Lee Financial Recordkeeping, Inc. have developed Business Continuity Plans on how we will respond to events that significantly disrupt our business. Since the timing and impact of disasters and disruptions is unpredictable, we will have to be flexible in responding to actual events as they occur. In response to the Coronavirus outbreak, Lee Financial has had minimal staff on-site to facilitate the daily fund operations and maintain normal business operations. Additional Lee Financial staff have worked remotely to assist with Fund operations and shareholder requests. The Fund’s office has maintained limited visitor access. The Fund’s other service providers have been able to maintain normal business operations.

Contacting us - If after a significant business disruption, you cannot contact us as you usually do at (808) 988-8088, you should go to our website at www.LeeHawaii.com. Please visit our website at www.LeeHawaii.com for the Business Continuity Plan Disclosure Statement.

Proxy Voting Policies and Procedures:

The Fund has established Proxy Voting Policies and Procedures (“Policies”) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Hawaii, Inc., 3113 Olu Street, Honolulu, HI 96816. Copies of the Fund’s proxy voting records are posted on the Securities and Exchange Commission’s website at www.sec.gov and the Fund’s website at www.LeeHawaii.com and reflect the 12-month period beginning July 1, 2021 and ending June 30, 2022.

Schedules of Investments:

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the third month of the first and third quarters for each fiscal year as an attachment to Form N-PORT. Shareholders can view the filed Form N-PORT by visiting the Commission’s website at www.sec.gov or the Fund’s website at www.LeeHawaii.com.

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INVESTMENT MANAGER

Lee Financial Group Hawaii, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

DISTRIBUTOR

Lee Financial Securities, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

FUND ACCOUNTANT

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212-3948

CUSTODIAN

UMB Bank, N.A.
982 Grand Blvd, 5th Floor
Kansas City, Missouri 64106

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite #2000
Philadelphia, Pennsylvania 19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th Street, Suite #2900
Philadelphia, Pennsylvania 19102-2529

TRANSFER AGENT

Lee Financial Recordkeeping, Inc.
3113 Olu Street
Honolulu, Hawaii 96816

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end management investment companies.

(a) (4)	No change in the registrant’s independent public accountant.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lee Financial Mutual Fund, Inc.

/s/ Terrence K.H. Lee

By: Terrence K.H. Lee, CEO

(Principal Executive Officer)

May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Terrence K.H. Lee

By: Terrence K.H. Lee

(Principal Executive Officer)

May 26, 2023

/s/ Lee Ann Y. Matsuda

By: Lee Ann Y. Matsuda

(Principal Financial Officer)

May 26, 2023